Loss per share - Schedule Of Participating And Non Participating Warrants (Details) - shares	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	11,412,770	1,925,929	497,355
Series A Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	714,287
Series B Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	714,287
Series C Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	771,556
Series D Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	972,763
Series E Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	6,417,114
Warrants classified as liability
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	11,412,770
Number of participating warrants	11,412,770
Warrants classified as liability | Series A Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	714,287
Number of participating warrants	714,287
Warrants classified as liability | Series B Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	714,287
Number of participating warrants	714,287
Warrants classified as liability | Series C Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	1,744,319
Number of participating warrants	1,744,319
Warrants classified as liability | Series D Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	972,763
Number of participating warrants	972,763
Warrants classified as liability | Series E Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	6,417,114
Number of participating warrants	6,417,114
Warrants classified as liability | January 2023 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	850,000
Number of participating warrants	850,000
Warrants classified as equity
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	784,895
Number of participating warrants	497,355
Number of non participating warrants	287,540
Warrants classified as equity | Warrants IFF
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	57,143
Number of non participating warrants	57,143
Warrants classified as equity | Warrants AMI
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	119,286
Number of non participating warrants	119,286
Warrants classified as equity | 2020 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	300,926
Number of participating warrants	300,926
Warrants classified as equity | 2021 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	196,429
Number of participating warrants	196,429
Warrants classified as equity | March 2023 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	111,111
Number of non participating warrants	111,111
Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	784,895	176,429	176,429
Warrants | Warrants IFF
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	57,143	57,143
Warrants | Warrants AMI
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	119,286	119,286
Warrants | 2020 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	300,926
Warrants | 2021 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	196,429
Warrants | March 2023 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	111,111
Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	12,197,665
Number of participating warrants	11,910,125
Number of non participating warrants	287,540